Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Less intangible assets
Qualifying preferred stock	$ 6,371	$ 5,983
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement (%)	7.0
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	8.5
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	10.5
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.0
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Minimum capital ratio requirement	3.0
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement (%)	6.5
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	8.0
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.0
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Well capitalized ratio requirement	3.0
U.S. Bancorp [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	$ 48,547	47,112
Less intangible assets
Goodwill (net of deferred tax liability)	(9,323)	(9,014)
Other disallowed intangible assets	(785)	(654)
Other	3,262	601
Total common equity tier 1 capital	41,701	38,045
Qualifying preferred stock	6,371	5,983
Noncontrolling interests eligible for tier 1 capital	450	451
Other	(6)	(5)
Total tier 1 capital	48,516	44,474
Eligible portion of allowance for credit losses	4,081	4,905
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,653	3,223
Total tier 2 capital	7,734	8,128
Total risk-based capital	56,250	52,602
Risk-weighted assets	$ 418,571	$ 393,648
Common equity tier 1 capital as a percent of risk-weighted assets	10.0	9.7
Tier 1 capital as a percent of risk-weighted assets	11.6	11.3
Total risk-based capital as a percent of risk-weighted assets	13.4	13.4
Tier 1 capital as a percent of adjusted quarterly average assets	8.6	8.3
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	6.9	7.3
U.S. Bank National Association [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	$ 51,465	$ 52,589
Less intangible assets
Goodwill (net of deferred tax liability)	(9,209)	(9,034)
Other disallowed intangible assets	(754)	(654)
Other	3,498	1,254
Total common equity tier 1 capital	45,000	44,155
Noncontrolling interests eligible for tier 1 capital	450	451
Other	(6)	(6)
Total tier 1 capital	45,444	44,600
Eligible portion of allowance for credit losses	4,081	4,850
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,600	3,517
Total tier 2 capital	7,681	8,367
Total risk-based capital	53,125	52,967
Risk-weighted assets	$ 412,979	$ 387,388
Common equity tier 1 capital as a percent of risk-weighted assets	10.9	11.4
Tier 1 capital as a percent of risk-weighted assets	11.0	11.5
Total risk-based capital as a percent of risk-weighted assets	12.9	13.7
Tier 1 capital as a percent of adjusted quarterly average assets	8.2	8.4
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	6.6	6.8